Shareholder Report, Holdings (Details)	May 31, 2025
C000222697 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000222697 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222697 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222697 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222697 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222697 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222697 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222697 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222697 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222697 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222697 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000222697 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000222697 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222697 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222697 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222696 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000222696 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222696 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222696 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222696 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222696 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222696 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222696 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222696 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222696 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222696 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000222696 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000222696 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222696 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222696 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%